PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipments

	December 31, 2011	December 31, 2010	June 30, 2010
Cost	12,083.9	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)

	7,016.8	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5

	7,016.8	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	32.5	23.3	18.6
Tarkwa Mine	14.4	15.9	16.6
Cerro Corona	75.4	81.3	84.5

	122.3	120.5	119.7